Segment Information - Schedule of Operating Segment (Details) - CAD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Schedule of Operating Segment [Line Items]
Revenue		$ 106,106	$ 152,433	$ 222,855		$ 304,608
Operating expenses, net of share-based compensation and non-recurring items	[1]	(47,442)	(49,130)	(96,784)		(90,564)
Adjusted EBITDA	[1]	58,664	103,303	126,071		214,044
Share-based compensation		(2,351)	(6,009)	(5,592)		(11,443)
Non-recurring items	[2]	(763)	(1,144)	(1,222)		(1,388)
Depreciation		(25,914)	(31,644)	(51,823)		(68,039)
Amortization		(11,639)	(2,808)	(22,538)		(5,631)
Other operating gains (losses), net		(131)	(33)	3,819		(18)
Operating income		17,866	61,665	48,715		127,525
Interest expense		(53,631)	(61,942)	(110,295)		(126,372)
Interest and other income		6,834	20,237	13,042		41,365
Gain on repurchase of debt		6,896	172,322	6,896		172,322
Gain (loss) on changes in fair value of financial instruments		(13,248)		(46,660)
Gain (loss) on foreign exchange		114,610	(34,477)	117,090		(102,890)
Income (loss) before income taxes		79,327	157,805	28,788		111,950
Tax (expense) recovery		(3,798)	(28,546)	(4,716)		(35,028)
Net income (loss)		75,529	129,259	24,072	$ (379,388)	76,922
Capital expenditures		206,242	308,877	384,770		334,267
GEO [Member]
Schedule of Operating Segment [Line Items]
Revenue		105,747	143,946	220,880		292,067
Operating expenses, net of share-based compensation and non-recurring items	[1]	(30,928)	(31,383)	(60,588)		(56,566)
Adjusted EBITDA	[1]	74,819	112,563	160,292		235,501
Capital expenditures		1,851	1,164	2,259		2,288
LEO [Member]
Schedule of Operating Segment [Line Items]
Revenue		359	8,487	1,975		12,541
Operating expenses, net of share-based compensation and non-recurring items	[1]	(15,774)	(17,559)	(34,252)		(32,870)
Adjusted EBITDA	[1]	(15,415)	(9,072)	(32,277)		(20,329)
Capital expenditures		204,391	307,713	382,511		331,979
Other [Member]
Schedule of Operating Segment [Line Items]
Revenue
Operating expenses, net of share-based compensation and non-recurring items	[1]	(740)	(188)	(1,944)		(1,128)
Adjusted EBITDA	[1]	(740)	(188)	(1,944)		(1,128)
Capital expenditures

[1]	The performance of each segment is evaluated by the CODM based on Adjusted EBITDA. Adjusted EBITDA is defined as operating income (excluding certain operating expenses such as share-based compensation expenses and unusual and non-recurring items, including restructuring related expenses) before interest expense, taxes, depreciation and amortization. Adjusted EBITDA margin is used to measure Telesat’s operating performance.
[2]	Non-recurring payments include severance payments and special compensation and benefits for executives and employees.